Assets Held for Sale	12 Months Ended
Dec. 31, 2024
Assets Held for Sale [abstract]
ASSETS HELD FOR SALE
NOTE 10:	ASSETS HELD FOR SALE

As of December 31, 2024 and December 31, 2023, assets held for sale consisted of the following:

		As of December 31,	As of December 31,
	Note	2024	2023
Miners	i.	4,806	521
Mining electrical components		1,117	867
		5,923	1,388

Assets held for sale were measured at the lower of their carrying amount and fair value less costs to sell at the time of the reclassification. The fair value of the asset was determined using the latest sale approach, which is based on recent sales price concluded by the Company. It is a level 3 measurement under the fair value hierarchy and is a non-recurring measurement. They key assumption used by Management to determine the fair value is the latest amount invoiced.

i.	Miners held for sale

The following table summarizes the movement of Miners held for sale:

	MicroBT WhatsMiner M30, M31 & M50 Miners		Innosilicon T2T & T3, Canaan Avalon A10 and Antminer T15 & S15 Miners		MicroBT WhatsMiner M20S Miners		Bitmain S19j Pro Miners		TOTAL
	Qty	Value	Qty	Value	Qty	Value	Qty	Value	Qty	Value
Balance as of January 1, 2023	—	—	1,272	190	2,512	1,030	—	—	3,784	1,220
Additions	—	—	1,848	198	—	—	300	205	2,148	403
Dispositions	—	—	—	—	(1,781)	(714)	—	—	(1,781)	(714)
Impairment	—	—	(3,120)	(388)	—	—	—	—	(3,120)	(388)
Balance as of December 31, 2023	—	—	—	—	731	316	300	205	1,031	521
Additions	40,026	8,171	—	—	—	—	8,395	2,409	48,421	10,580
Dispositions	(15,099)	(2,299)	—	—	(258)	(108)	(699)	(260)	(16,056)	(2,667)
Impairment	—	(3,120)	—	—	(473)	(208)	—	(300)	(473)	(3,628)
Balance as of December 31, 2024	24,927	2,752	—	—	—	—	7,996	2,054	32,923	4,806

a.	S19j Pro Bitmain Miners

During the second and third quarter of 2024, the Company ceased using 2,609 and 5,786 Bitmain S19j Pro Miners, respectively, and plans to dispose of them within the next 12 months.

During the year ended December 31, 2024, the Company sold 699 Bitmain S19j Pro Miners with a carrying amount of $260 and disposed of them for net proceeds of $205 resulting in a loss of $55.

During the year ended December 31, 2024, the Company reassessed the fair value less costs to sell of the Bitmain S19j Pro Miners and recognized an impairment loss of $300.

During the fourth quarter of 2023, the Company ceased using 300 Bitmain S19j Pro Miners and planned to dispose of them within the next 12 months.

b.	MicroBT WhatsMiner M30, M31 and M50 Miners

During the first quarter of 2024, the company ceased using 2,775 MicroBT WhatsMiner M30 Miners and 4,921 MicroBT WhatsMiner M31 Miners and plans to dispose of them within the next 12 months.

During the second quarter of 2024, the Company ceased using 22,956 MicroBT WhatsMiner M30 Miners, 7,118 MicroBT WhatsMiner M31 Miners and 532 MicroBT WhatsMiner M50 Miners and plans to dispose of them within the next 12 months.

During the third quarter of 2024, the company ceased using 277 MicroBT WhatsMiner M30 Miners and plans to dispose of them within the next 12 months.

During the fourth quarter of 2024, the company ceased using 1,447 MicroBT WhatsMiner M30 Miners and plans to dispose of them within the next 12 months.

During the year ended December 31, 2024, the Company sold an aggregate 15,099 MicroBT WhatsMiner M30 and M31 Miners with a carrying amount of $2,299 and disposed of them for net proceeds of $2,308 resulting in gain of $9.

During the year ended December 31, 2024, the Company reassessed the fair value less costs to sell of the MicroBT WhatsMiner M30, M31 and M50 Miners and recognized an impairment loss of $3,120.

c.	MicroBT WhatsMiner M20S Miners

During the year ended December 31, 2024, the Company sold 258 MicroBT WhatsMiner M20S Miners with a carrying amount of $108 and disposed of them for net proceeds of $34 resulting in a loss of $74.

During the year ended December 31, 2024, the Company reassessed the fair value less costs to sell of the remaining MicroBT WhatsMiner M20S Miners and recognized an impairment loss of $208 to fully write off these Miners.

During the year ended December 31, 2023, the Company sold 1,781 MicroBT WhatsMiner M20S Miners with carrying amount of $714 and disposed of them for net proceeds of $407 resulting in a loss of $307. Management determined that the remaining MicroBT WhatsMiner M20S Miners continue to meet the criteria to be classified as held for sale as of December 31, 2023

d.	Innosilicon T2T, Innosilicon T3, Canaan Avalon A10, Antminer T15 and Antminer S15 Miners

During the first quarter of 2023, the Company ceased using its Innosilicon T3 Miners with plans to dispose of them within the next 12 months. Due to the performance of these Miners, they were fully written off along with the remaining Innosilicon T2T Miners and an impairment loss of $388 was recognized.